COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended		3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	Jan. 31, 2017 USD ($) newbuilding	Mar. 31, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 31, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2006	Dec. 31, 2017
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold, owned prior to the merger with the Former Golden Ocean					29
Charter term, total				10 years					10 years
Obligation with Joint and Several Liability Arrangement, Amount Outstanding						$ 9,000,000	$ 9,200,000
Percentage of debt guaranteed for joint venture						50.00%	50.00%
Number of vessels under capital lease				8		1	2
Number of Newbuildings on Order						10	18
Newbuilding commitments						$ 303,200,000	$ 570,100,000
Newbuilding installment commitments						303,200,000	$ 502,800,000
Number of Capesize newbuildings delivered					5		2
Payments To Acquire Newbuildings						$ 267,341,000	$ 518,989,000	$ 357,402,000
Newbuilding installment Commitments, Due in Two years							67,300,000
Number of Capesize Newbuildings Expected to be Delivered						16
Bareboat charter revenues						$ 2,399,000	0	0
Final arbitration award						9,800,000
Scenario, Forecast [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of Capesize Newbuildings Expected to be Delivered										2
Ship Finance International Ltd [Member] | KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase option, Vessels						112,000,000	$ 112,000,000
Charter Term, Contractual			10 years	10 years			10 years
Charter term, Extension			3 years	3 years			3 years
Daily Time Charter Rate, Period 2			$ 14,900	$ 14,900			$ 14,900
Golden Opus Inc. [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Obligation with Joint and Several Liability Arrangement, Amount Outstanding						$ 17,900,000	$ 18,300,000
VLCC Mayfair and VLCC Camden [Member] | Bareboat charter revenue [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Bareboat charter revenues								$ 2,399,000
Golden Lydernhorn and Golden Eclipse [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Number of vessels sold, owned prior to the merger with the Former Golden Ocean						1
Subsequent Event [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Newbuilding installment commitments		$ 9,800,000
Number of Capesize newbuildings delivered | newbuilding		2
Number of Supramax newbuildings delivered | newbuilding		2
Remaining Capesize newbuildings for which delivery was postponed | newbuilding		6
Payments To Acquire Newbuildings	$ 9,800,000	$ 9,800,000
Newbuilding Installment Commitments, Due In Second Year		$ 173,900,000
Number Of Capesize Newbuildings With Postponed Delivery Subject To Final Acceptance | newbuilding		2
Subsequent Event [Member] | Scenario, Forecast [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Newbuilding commitments	$ 183,700,000